Stock Awards and Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stock Awards and Stock Based Compensation
Schedule of stock options activity

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of March 31, 2022	1,940,222	$1.28	2.16	$1,932,566
Options granted	9,308	0.64
Options exercised	(16,757)	1.21
Options canceled and forfeited	—	—
Balance as of June 30, 2022	1,932,773	1.28	1.90	787,384
Options vested and exercisable as of June 30, 2022	1,932,773	$1.28	1.90	$787,384

The following table summarizes stock option activity for the years ended December 31, 2021 and 2020:

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2020	53,555	$0.93	2.26	$33,866
Options granted	1,719,364	1.26
Options exercised	—	—
Options canceled and forfeited	(38,890)	1.32
Balance as of December 31, 2020	1,734,029	1.26	3.21	527,450
Options granted	261,736	1.51
Options exercised	—	—
Options canceled and forfeited	(20,755)	0.77
Balance as of December 31, 2021	1,975,010	1.28	2.42	5,365,737
Options vested and exercisable as of December 31, 2021	1,975,010	$1.28	2.42	$5,365,737

Schedule of stock options valuation assumptions

	Three Months Ended	Six Months Ended
	June 30, 2022	June 30, 2022
Fair value of Class A Shares of Common Stock	$1.67–2.43	$1.67–4.58
Exercise price	$0.64-0.65	$0.64-0.75
Risk free interest rate	2.72 - 3.15%	1.25 - 3.15%
Expected dividend yield	0.00%	0.00%
Expected volatility	53.08-53.40%	52.80-53.40%
Expected term	3 Years	3 Years

The following assumptions were used to calculate the fair value of options granted during the year ended December 31, 2021:

Fair value of Class A Shares of Common Stock	$1.56-5.20
Exercise price	$0.75-4.00
Risk free interest rate	0.20-0.95%
Expected dividend yield	0%
Expected volatility	52.86-58.91%
Expected term	1-3 Years

Schedule of stock-based compensation expense

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Cost of services	$1,220	$80,252	$3,394	$80,252
Research and development	50,440	203,175	110,300	246,668
Selling, general, and administrative	407,986	374,501	633,738	503,119
Total stock-based compensation expense	$459,646	$657,928	$747,432	$830,039

	For the years ended December 31,
	2021	2020
Cost of services provided	$160,504	$126,675
Research and development expense	493,336	1,071,984
Selling, general, and administrative	2,126,799	1,318,896
Total stock-based compensation expense	$2,780,639	$2,517,555